CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity [Member]	Share Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2017	$ 3,268,563	$ 28,512,793	$ 861,973	$ 318,122	$ (26,424,325)
Net loss for the year	(9,957,817)	0	0	0	(9,957,817)
Exchange differences arising on translation of foreign operations	(249,205)	0	0	(249,205)	0
Total comprehensive loss for the year	(10,207,022)	0	0	(249,205)	(9,957,817)
Issue of shares	12,304,000	12,304,000	0	0	0
Share issue costs	(657,716)	(657,716)	0	0	0
Exercise of incentive options	187,525	324,271	(136,746)	0	0
Share based payments	1,172,164	0	1,172,164	0	0
Balances at Jun. 30, 2018	6,067,514	40,483,348	1,897,391	68,917	(36,382,142)
Net loss for the year	(9,822,626)	0	0	0	(9,822,626)
Exchange differences arising on translation of foreign operations	(366,083)	0	0	(366,083)	0
Total comprehensive loss for the year	(10,188,709)	0	0	(366,083)	(9,822,626)
Issue of shares	8,831,759	8,831,759	0	0	0
Share issue costs	(509,865)	(509,865)	0	0	0
Conversion of performance rights	0	48,465	(48,465)	0	0
Expiry of incentive options					0
Share based payments	438,375	0	438,375	0	0
Balances (Previously Stated [Member]) at Jun. 30, 2019	4,639,074	48,853,707	2,287,301	(297,166)	(46,204,768)
Balances (Effect of Adoption of IFRS 16 [Member]) at Jun. 30, 2019	(13,009)	0	0	0	(13,009)
Balances (Restated [Member]) at Jun. 30, 2019	4,626,065	48,853,707	2,287,301	(297,166)	(46,217,777)
Balances at Jun. 30, 2019	4,639,074	48,853,707	2,287,301	(297,166)	(46,204,768)
Net loss for the year	(5,671,099)	0	0	0	(5,671,099)
Exchange differences arising on translation of foreign operations	(499,399)	0	0	(499,399)	0
Total comprehensive loss for the year	(6,170,498)	0	0	(499,399)	(5,671,099)
Issue of shares	27,435,257	27,435,257	0	0	0
Share issue costs	(2,326,270)	(2,326,270)	0	0	0
Conversion of performance rights	0	114,072	(114,072)	0	0
Exercise of incentive options	0	706,570	(706,570)	0	0
Expiry of incentive options	0	0	(531,934)	0	531,934
Issue of shares to non-executive directors	0	93,989	(93,989)	0	0
Share based payments	470,939	0	470,939	0	0
Balances at Jun. 30, 2020	$ 24,035,493	$ 74,877,325	$ 1,311,675	$ (796,565)	$ (51,356,942)